Loan (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2023	Feb. 28, 2025	Aug. 31, 2024	Oct. 22, 2024	May 10, 2024	Aug. 31, 2023
Loan repayable description		The loan is repayable in twelve months and carries 12 percent interest.
Loan amount	$ 430,098			$ 525,000
Line of credit		$ 5,000,000
Unsecured short term loan interest rate percentage		12.00%
Debt instrument term	one-year term
Maturity date	Jul. 31, 2024
Interest rate percentage	12.00%				46.00%
Advance fee, percentage						2.00%
Advances received from loan			$ 87,369
Director [Member]
Un-secured loan		$ 587,520
Interest payable		$ 11,610